Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2021	$868,917
Additions	2,479,526
Amortization	(727,298)
Balance December 31, 2022	$2,621,145
Additions	3,486,746
Amortization	(1,244,197)
Disposals	(3,443,120)
Balance December 31, 2023	$1,420,574